Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (in thousands)
2023	$887,932	$639,783	$549,161	$443,255	$13.36	$(18,681)
2022	$1,514,210	$729,017	$764,109	$363,919	$25.95	$(15,278)

Named Executive Officers, Footnote
Our PEO reflected in these columns and for each of the applicable fiscal years is Mr. Nattrass.
Our Non-PEO NEOs reflected in these columns are (i) for fiscal year 2022, James Dennedy, who resigned in August 2022, and Richard A. Akright, and (ii) for fiscal year 2023, Richard A. Akright and Jason T. Archer.

PEO Total Compensation Amount	$ 887,932	$ 1,514,210
PEO Actually Paid Compensation Amount	$ 639,783	729,017
Adjustment To PEO Compensation, Footnote
For fiscal years 2023 and 2022, calculation of our PEO’s CAP reflects the adjustments made to the total compensation amounts reported in the Summary Compensation Table (“SCT”) for fiscal years 2023 and 2022, in each case, computed in accordance with Item 402(v) of Regulation S-K reflected below:

Fiscal Year		2023	2022
PEO SCT Total		$887,932	$1,514,210
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(296,915)	$(959,968)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$149,526	$249,152
+	Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(100,760)	$(74,377)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$—	$—
+	Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Compensation Actually Paid to PEO		$639,783	$729,017

Non-PEO NEO Average Total Compensation Amount	$ 549,161	764,109
Non-PEO NEO Average Compensation Actually Paid Amount	$ 443,255	363,919
Adjustment to Non-PEO NEO Compensation Footnote
In calculating the CAP amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.

(8)
For fiscal years 2023 and 2022, calculation of the average CAP for Non-PEO NEOs reflects the following adjustments made to the total compensation amounts reported for the applicable Non-PEO NEOs in the SCT for fiscal years 2023 and 2022, computed in accordance with Item 402(v) of Regulation S-K:

Fiscal Year		2023	2022
Non-PEO NEO Average SCT Total		$549,161	$764,109
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(183,081)	$(125,000)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$76,839	$32,443
+	Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(13,664)	$(80,678)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$14,000	$—
+	Year-Over-Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(226,955)
Compensation Actually Paid to Non-PEO NEOs		$443,255	$363,919

Compensation Actually Paid vs. Total Shareholder Return	The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.
Compensation Actually Paid vs. Net Income
The following graph sets forth the relationship between CAP for our PEOs, the average of CAP for our Non-PEO NEOs, and the Company’s net income (loss) over the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 13.36	25.95
Net Income (Loss)	$ (18,681,000)	(15,278,000)
PEO Name	Mr. Nattrass
Additional 402(v) Disclosure
We are a smaller reporting company pursuant to Rule 402(v)(8) of the Securities Act of 1933, and as such, we are only required to include information for the past two fiscal years in this table.
The Total Shareholder Return (“TSR”) reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis as is used in Item 201(e) of Regulation S-K.
The amounts reflected in this column represent the net income (loss) reflected in our audited financial statements for each applicable fiscal year.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (296,915)	(959,968)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,526	249,152
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,760)	(74,377)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,081)	(125,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,839	32,443
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,664)	(80,678)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,000	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (226,955)